Related Party and Parties-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Parties-in-Interest Transactions	Related Party and Parties-in-Interest Transactions
Empower Retirement, LLC is the record-keeper for the Plan. Empower Trust Company LLC is the trustee and custodian of the Plan for the year ended December 31, 2025 and 2024. The Plan invests in the common stock of the Plan Sponsor. These transactions qualify as parties-in-interest transactions.

Mutual fund operation expenses are paid from a fund's assets and are reflected in the fund's share/unit price and dividends.

CAPTRUST Financial Advisors is engaged as an investment advisor to the Plan.

Baker Tilly US, LLP, the auditor of the Plan’s financial statements, and KPMG LLP, the previous auditor of the Plan’s financial statements, are also a party-in-interest as defined by ERISA.